Segments and Geographic Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 Segment Subsidiary Product	Dec. 31, 2014 Segment Subsidiary Product
Segment Reporting [Abstract]
Number reporting segments | Segment	3	3
Number of wholly-owned subsidiaries | Subsidiary	2	2
Human cell culture products	130	130